Financial Risk Management (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Financial Risk Management [Line Items]
Risk free rate			3.80%	3.80%
Expected volatility of range			81.89%	81.89%
Recurring fair value measurements (in Dollars)
Gearing ratio in percentage	92.00%	85.00%
Black-Scholes Pricing Model [Member] | Bottom of range [member]
Financial Risk Management [Line Items]
Risk free rate
Black-Scholes Pricing Model [Member] | Top of range [member]
Financial Risk Management [Line Items]
Expected volatility of range			51.57%
Binomial Option Pricing Model [Member]
Financial Risk Management [Line Items]
Risk free rate
Binomial Option Pricing Model [Member] | Bottom of range [member]
Financial Risk Management [Line Items]
Expected volatility of range			52.92%
Binomial Option Pricing Model [Member] | Top of range [member]
Financial Risk Management [Line Items]
Expected volatility of range			88.84%